LEASES (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Fiscal Year-End
Total lease liabilities	$ 3,919
Adopted ASU No. 2016-02, Leases (Topic 842)
Fiscal Year-End
2019	153
2020	165
2021	172
2022	172
2023	172
Thereafter	6,461
Total lease payments	7,295
Less imputed interest	(3,376)
Total lease liabilities	$ 3,919